SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of changes in accounting policies	The following financial statement line items as of December 31, 2019 and 2018 were affected by the change in accounting principle. There was no impact of the change on the statements of operations, of comprehensive income, of cash flows or of changes in equity.

As of December 31, 2019 (in thousands of $)
	As reported before change of principle	As reported after change of principle	Effect of change
Cash and cash equivalents	88,931	153,060	64,129
Restricted cash – current	15,449	10,184	(5,265)
Restricted cash – long-term	58,864	—	(58,864)
Total cash and cash equivalents and restricted cash	163,244	163,244	—
Total current assets	273,077	331,941	58,864

As of December 31, 2018 (in thousands of $)
	As reported before change of principle	As reported after change of principle	Effect of change
Cash and cash equivalents	305,352	362,071	56,719
Restricted cash – current	20,272	534	(19,738)
Restricted cash – long-term	46,981	10,000	(36,981)
Total cash and cash equivalents and restricted cash	372,605	372,605	—